Basis of Presentation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Current Portion of Long-Term Debt, net	$ 1,336
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Long-Term Debt, net	6,195
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Deferred charges, net	$ 7,531